Financial instruments by category	12 Months Ended
Jun. 30, 2021
14. Financial instruments by category

14. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation. In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer (“CFO”). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2021 are as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non- financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2021
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	7,231	-	-	-	7,231	4,942	12,173
Investments in financial assets:
- Public companies’ securities	-	976	-	-	976	-	976
- Bonds	-	2,711	-	-	2,711	-	2,711
- Others	10	639	-	48	697	-	697
Cash and cash equivalents:
- Cash at bank and on hand	1,128	-	-	-	1,128	-	1,128
- Short-term investments	-	803	-	-	803	-	803
Total assets	8,369	5,129	-	48	13,546	4,942	18,488

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non- financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2021
Liabilities as per Statements of Financial Position
Trade and other payables	2,884	-	-	-	2,884	3,606	6,490
Borrowings (excluding finance leases)	62,133	-	-	-	62,133	-	62,133
Derivative financial instruments:
- Swaps	-	-	57	-	57	-	57
Total liabilities	65,017	-	57	-	65,074	3,606	68,680

Financial assets and financial liabilities as of June 30, 2020 were as follows:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non- financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2020
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	74,133	-	-	-	74,133	22,004	96,137
Investments in financial assets:	-	-	-	-	-	-	-
- Public companies’ securities	-	862	345	-	1,207	-	1,207
- Private companies’ securities	-	-	-	4,369	4,369	-	4,369
- Deposits	1,437	92	-	-	1,529	-	1,529
- Bonds	-	13,868	2,169	-	16,037	-	16,037
- Investments in financial assets with quotation	-	9,760	1,217	348	11,325	-	11,325
Derivative financial instruments	-	-	-	-	-	-	-
- Foreign-currency future contracts	-	-	194	-	194	-	194
- Others	93	-	30	213	336	-	336
Restricted assets (i)	12,136	-	-	-	12,136	-	12,136
Financial assets available for sale:	-	-	-	-	-	-	-
- Clal	-	5,072	-	-	5,072	-	5,072
Cash and cash equivalents:	-	-	-	-	-	-	-
- Cash at bank and on hand	37,059	-	-	-	37,059	-	37,059
- Short term investments	94,064	4,596	-	-	98,660	-	98,660
Total assets	218,922	34,250	3,955	4,930	262,057	22,004	284,061
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non- financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2020
Liabilities as per Statements of Financial Position
Trade and other payables	37,529	-	-	-	37,529	10,296	47,825
Borrowings (excluding finance leases)	564,991	-	-	-	564,991	-	564,991
Derivative financial instruments:	-
- Foreign-currency future contracts	-	-	207	-	207	-	207
- Others	-	-	1,436	30	1,466	-	1,466
- Forwards	-	-	92	-	92	-	92
Total liabilities	602,520	-	1,735	30	604,285	10,296	614,581

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 20).

Liabilities carried at amortized cost also include liabilities under finance leases where the Group is the lessee, and which therefore have to be measured in accordance with IAS 17 “Leases”. The categories disclosed are determined by reference to IFRS 9. Finance leases are excluded from the scope of IFRS 7 “Financial Instruments Disclosures”. Therefore, finance leases have been shown separately.

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	As of June 30, 2021			As of June 30, 2020
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	9,282	(2,051)	7,231	77,448	(3,315)	74,133
Financial liabilities
Trade and other payables	4,935	(2,051)	2,884	40,844	(3,315)	37,529

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income (i)	360	-	360
Interest expense (i)	(6,409)	-	(6,409)
Interest expense on lease liabilities (i)	(97)	-	(97)
Foreign exchange gains, net (i)	7,020	-	7,020
Dividend income (i)	1	-	1
Loss from repurchase of negotiable obligations (i)	(95)	-	(95)
Fair value gain on financial assets at fair value through profit or loss (i)	-	5,318	5,318
Interest generated by operating credits	97	-	97
Gain on derivative financial instruments, net (i)	-	(452)	(452)
Other finance costs (i)	(866)	-	(866)
Total financial instruments	11	4,866	4,877

	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income (i)	299	-	299
Interest expense (i)	(8,607)	-	(8,607)
Interest expense on lease liabilities (i)	(81)	-	(81)
Foreign exchange gains, net (i)	(9,383)	-	(9,383)
Dividend income	21	-	21
Gain from repurchase of negotiable obligations (i)	139	-	139
Fair value gain on financial assets at fair value through profit or loss (i)	-	505	505
Interest generated by operating credits	254	-	254
Gain on derivative financial instruments, net (i)	-	(549)	(549)
Other finance costs (i)	(563)	-	(563)
Total financial instruments	(17,921)	(44)	(17,965)
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income (i)	260	-	260
Interest expense (i)	(6,667)	-	(6,667)
Foreign exchange gains, net (i)	1,507	-	1,507
Dividend income	21	-	21
Fair value gain on financial assets at fair value through profit or loss (i)	-	1,026	1,026
Interest generated by operating credits	369	-	369
Gain on derivative financial instruments, net (i)	-	837	837
Other finance costs (i)	(520)	-	(520)
Total financial instruments	(5,030)	1,863	(3,167)

(i)	Included within “Financial results, net“ in the Consolidated Statements of Income and Other Comprehensive Income.

The following table presents the changes in Level 3 financial instruments as of June 30, 2021 and 2020:

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies’ securities	nvestments in financial assets - Others	Derivative financial instruments	Total
Balances at June 30, 2019	(104)	3,920	2,202	204	6,222
Additions and acquisitions	-	53	-	-	53
Transfer between levels	-	-	-	527	527
Currency translation adjustment	(10)	714	158	368	1,230
Write off	-	-	(1,467)	(916)	(2,383)
Gain / (loss) for the year (i)	84	(318)	(545)	30	(749)
Balances at June 30, 2020	(30)	4,369	348	213	4,900
Currency translation adjustment	-	-	(4)	-	(4)
Deconsolidation	30	(4,369)	(305)	(213)	(4,857)
Gain for the year (i)	-	-	9	-	9
Balances at June 30, 2021	-	-	48	-	48

(i)	Included within “Financial results, net” in the Consolidated Statements of Income and Other Comprehensive Income.

During the fiscal year ended June 30, 2020, derivative financial instruments were transferred from level 1 to level 3. During the fiscal year ended June 30, 2021, there were no transfers between levels of hierarchy of the fair value. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Promissory note	Theoretical price	Price of the underlying (Market price) and volatility of the share (historical) and market interest rate (Libor Curve).	Level 3	Price of the underlying 3 to 4. Volatility of the share 57% to 77%. Market interest rate 0.75% to 1.25%
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*)	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

As of June 30, 2021, there are no changes in economic or business circumstances that affect the fair value of the Group’s financial assets and liabilities.